Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 1,703,080	¥ 11,555,568	¥ 12,130,456
Less: Accumulated depreciation and amortization	1,539,382	10,444,863	10,732,962
Less: Impairment	33,966	230,464	150,926
Property and equipment, net	129,732	880,241	1,246,568
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	701,380	4,758,936	4,758,936
Office equipment and furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	853,243	5,789,336	5,709,799
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment	$ 148,457	¥ 1,007,296	¥ 1,661,721